Capital Stock - Summary of Common Stock Outstanding (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023
Class of Stock [Line Items]
Beginning Balance, Shares	18,830,969	18,515,913
Balance as of beginning balance	$ 96,774	$ 95,638
Exercise of stock options and warrants, Shares		315,056
Exercise of stock options and warrants		$ 1,136
Settlement of stock units (Shares)	335,000
Settlement of stock units	$ 1,706
Ending Balance, Shares	19,165,969	18,830,969
Balance as of ending balance	$ 98,480	$ 96,774
Class A Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	11,112,999	10,797,943
Balance as of beginning balance	$ 39,019	$ 37,883
Exercise of stock options and warrants, Shares		315,056
Exercise of stock options and warrants		$ 1,136
Settlement of stock units (Shares)	335,000
Settlement of stock units	$ 1,706
Ending Balance, Shares	11,447,999	11,112,999
Balance as of ending balance	$ 40,725	$ 39,019
Class B Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	7,717,970	7,717,970
Balance as of beginning balance	$ 57,755	$ 57,755
Exercise of stock options and warrants, Shares		0
Exercise of stock options and warrants		$ 0
Settlement of stock units (Shares)	0
Settlement of stock units	$ 0
Ending Balance, Shares	7,717,970	7,717,970
Balance as of ending balance	$ 57,755	$ 57,755